INCOME TAXES (Details 1) - NEONC TECHNOLOGIES HOLDINGS, INC.	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Tax benefit at the federal statutory rate	21.00%	21.00%
State tax, net of federal benefit	7.00%	7.00%
Permanent differences	0.00%	0.00%
Change in valuation allowance	(28.00%)	(28.00%)
Effective income tax rate	0.00%	0.00%